Life insurance assets and life insurance liabilities - Assets (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Investments held directly and in unit trusts
Life insurance assets	$ 3,593	$ 9,367
Unit Trusts
Investments held directly and in unit trusts
Life insurance assets	333	6,764
Equities
Investments held directly and in unit trusts
Life insurance assets		989
Debt Securities
Investments held directly and in unit trusts
Life insurance assets	2,818	1,589
Loans and other assets
Investments held directly and in unit trusts
Life insurance assets	442	25
Parent Entity
Investments held directly and in unit trusts
Life insurance assets	$ 0